STOCKHOLDERS' EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified										0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 April 2006 stock issuance	Dec. 31, 2011 April 2006 stock issuance	Sep. 30, 2012 February 2007 stock issuance	Dec. 31, 2011 February 2007 stock issuance	Sep. 30, 2012 December 2007 CEFF	Dec. 31, 2011 December 2007 CEFF	Sep. 30, 2012 July 2009 Series II stock issuance	Jan. 25, 2010 January 2010 stock issuance, one	Sep. 30, 2012 January 2010 stock issuance, one	Dec. 31, 2011 January 2010 stock issuance, one	Jan. 13, 2010 January 2010 stock issuance, two	Sep. 30, 2012 January 2010 stock issuance, two	Dec. 31, 2011 January 2010 stock issuance, two	Oct. 07, 2010 October 2010 stock issuance	Sep. 30, 2012 October 2010 stock issuance	Dec. 31, 2011 October 2010 stock issuance	Jul. 07, 2011 July 2011 stock issuance	Sep. 30, 2012 July 2011 stock issuance	Dec. 31, 2011 July 2011 stock issuance	Mar. 31, 2012 March 2012 Sale of Common Stock and Economic Rights
Common Stock
Net proceeds										$ 5.4			$ 6.5			$ 14.0			$ 9.3			$ 2.9
Issue of common stock for cash on registered direct offering, net of expenses (in shares)																						669,726
Price per share (in dollars per share)										$ 17.50			$ 17.57			$ 12.78			$ 9.52			$ 4.53
Number of days used to calculate average closing price																						10 days
Amount to be paid as percentage of future litigation settlement amount received																						10.00%
Lock-up period from the date of issuance																						1 year
Common stock warrants
Warrants outstanding	1,973,427	1,973,427	367,347	367,347	151,773	151,773	14,285	14,285	98,893		101,785	101,785		100,714	100,714		594,514	594,513		544,117	544,117
Weighted Average Exercise Price (in dollars per share)	$ 22.96	$ 22.96	$ 49.00	$ 49.00	$ 59.08	$ 59.08	$ 9.80	$ 9.80	$ 7.00		$ 22.82	$ 22.82		$ 19.95	$ 19.95	$ 13.44	$ 13.44	$ 13.44		$ 9.52	$ 9.52